SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 Unit	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Summary Of Significant Accounting Policies Details Narrative
Potentially dilutive securities anti-dilutive | shares		5,142,729	1,922,853
Research and development expenses		$ 211,495	$ 198,913
Internal development expenses		179,135	183,750
Software development expenses		$ 32,360	$ 15,163
Customers exceeded revenues	10.00%
No. of customers | Unit	2